ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
NOTE 23 – ACCUMULATED OTHER COMPREHENSIVE LOSS

A summary of changes in accumulated other comprehensive loss (“AOCL”), net of tax during the years ended December 31 follows:
	Unrealized Gains (Losses) on Securities Available for Sale	Dispropor- tionate Tax Effects from Securities Available for Sale	Unrealized Gains on Cash Flow Hedges	Dispropor- tionate Tax Effects from Cash Flow Hedges	Total
2017
Balances at beginning of period	$(3,310)	$(5,798)	$—	$—	$(9,108)
Cumulative effect of change in accounting	300	—	—	—	300
Balances at beginning of period, as adjusted	(3,010)	(5,798)	—	—	(8,808)
Other comprehensive income before reclassifications	2,763	—	210	—	2,973
Amounts reclassified from AOCL	(140)	—	12	—	(128)
Net current period other comprehensive income	2,623	—	222	—	2,845
Disproportionate tax effects due to change in tax rate	(83)	83	47	(47)	—
Reclassification of certain deferred tax effects (1)	—	(83)	—	47	(36)
Balances at end of period	$(470)	$(5,798)	$269	$—	$(5,999)
2016
Balances at beginning of period	$(238)	$(5,798)	$—	$—	$(6,036)
Other comprehensive loss before reclassifications	(2,876)	—	—	—	(2,876)
Amounts reclassified from AOCL	(196)	—	—	—	(196)
Net current period other comprehensive loss	(3,072)	—	—	—	(3,072)
Balances at end of period	$(3,310)	$(5,798)	$—	$—	$(9,108)
2015
Balances at beginning of period	$162	$(5,798)	$—	$—	$(5,636)
Other comprehensive loss before reclassifications	(351)	—	—	—	(351)
Amounts reclassified from AOCL	(49)	—	—	—	(49)
Net current period other comprehensive loss	(400)	—	—	—	(400)
Balances at end of period	$(238)	$(5,798)	$—	$—	$(6,036)

(1)	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note #1.

The disproportionate tax effects from securities available for sale arose primarily due to tax effects of other comprehensive income (“OCI”) in the presence of a valuation allowance against our deferred tax assets and a pretax loss from operations. Generally, the amount of income tax expense or benefit allocated to operations is determined without regard to the tax effects of other categories of income or loss, such as OCI. However, an exception to the general rule is provided when, in the presence of a valuation allowance against deferred tax assets, there is a pretax loss from operations and pretax income from other categories in the current period. In such instances, income from other categories must offset the current loss from operations, the tax benefit of such offset being reflected in operations. Release of material disproportionate tax effects from other comprehensive income to earnings is done by the portfolio method whereby the effects will remain in AOCL as long as we carry a more than insubstantial portfolio of securities available for sale.

A summary of reclassifications out of each component of AOCL for the years ended December 31 follows:
AOCL Component	Reclassified From AOCL	Affected Line Item in Consolidated Statements of Operations
(In thousands)
2017
Unrealized gains (losses) on securities available for sale
	$215	Net gains on securities
	—	Net impairment loss recognized in earnings
	215	Total reclassifications before tax
	75	Income tax expense
	$140	Reclassifications, net of tax

Unrealized gains on cash flow hedges
	$18	Interest expense
	6	Income tax expense
	$12	Reclassification, net of tax
	$128	Total reclassifications for the period, net of tax

2016
Unrealized gains (losses) on securities available for sale
	$301	Net gains on securities
	—	Net impairment loss recognized in earnings
	301	Total reclassifications before tax
	105	Income tax expense
	$196	Reclassifications, net of tax

2015
Unrealized gains (losses) on securities available for sale
	$75	Net gains on securities
	—	Net impairment loss recognized in earnings
	75	Total reclassifications before tax
	26	Income tax expense
	$49	Reclassifications, net of tax